Financial risk management (Detail 3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure Of Financial Risk Management [Line Items]
Increase of USD after tax	$ (1,403)	$ (794)	$ (4,272)	$ (2,663)